PAYROLL EXPENSE (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Analysis of income and expense [abstract]
Partnership, number of key employees or directors | employee	0
Payroll expense | $	$ 1,113	$ 704	$ 588